TAXATION	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXATION
17.	TAXATION

Enterprise income tax

Cayman Islands

The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and its consolidated VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2016, 2017 and 2018. Garena Online was granted a five-year Development and Expansion Incentive (“DEI”) by the Singapore Economic Development Board (the “EDB”) commencing from January 1, 2012, which grants a concessionary tax rate of 10% on qualifying income, subject to certain terms and conditions imposed by the EDB. Upon the expiry of the DEI in 2016, Garena Online was awarded an additional 5-year DEI starting from January 1, 2017, subject to the terms and conditions and amendments thereof.

Others

Subsidiaries incorporated in other countries are subject to the respective statutory corporate income tax rates of the countries where they are resident.

Domestic statutory corporate income tax rates in Malaysia and Vietnam were reduced from 25% to 24% and from 22% to 20%, respectively, with effect from the financial year 2016. Domestic statutory corporate income tax rate in Taiwan was increased from 17% to 20% with effect from the financial year 2018.

Income tax expense comprises:

	For the year ended December 31,
	2016	2017	2018
	$	$	$

Current income tax	2,376	6,903	7,949
Deferred tax	(2,281)	(8,753)	(19,797)
Withholding tax expense	8,451	12,595	15,936
	8,546	10,745	4,088

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the year ended December 31,
	2016	2017	2018
	$	$	$

Loss before income tax and share of results of equity investees	(196,886)	(548,509)	(953,880)

Tax expense computed at tax rate of 17%	(33,471)	(93,247)	(162,160)
Changes in valuation allowance	38,025	91,017	197,257
Non-deductible expenses	1,699	2,211	1,797
Preferential tax rate	(439)	(3,072)	(6,139)
Withholding tax expense	8,451	12,595	15,936
Foreign earnings at different tax rates	(4,284)	4,104	(38,099)
Others	(1,435)	(2,863)	(4,504)
	8,546	10,745	4,088

Deferred tax

The significant components of deferred taxes are as follows:

	December 31,
	2017	2018
	$	$

Deferred tax assets:
Property and equipment	569	1,291
Advances from customers	455	283
Deferred revenue	58,652	72,970
Unutilized tax losses and unused capital allowances	149,859	346,369
Others	4,869	6,681
Valuation allowance	(157,463)	(354,462)
Total deferred tax assets	56,941	73,132

Property and equipment	(1,293)	(954)
Intangible assets	(3,804)	(1,998)
Deferred channel costs	(6,584)	(7,300)
Others	(1,534)	(257)
Total deferred tax liabilities	(13,215)	(10,509)
Net deferred tax assets	43,726	62,623

The use of these tax losses and capital allowances is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date except tax losses approximating to $186,587, $520,523 and $1,131,293 as of December 31, 2016, 2017 and 2018, respectively. The tax losses of $1,131,293 as of December 31, 2018 will expire from 2019 to 2029.

The utilization of deferred tax assets recognized by the Group is dependent upon future taxable income in excess of income arising from the reversal of existing taxable temporary differences.

As of December 31, 2018, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations.